Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investment [Abstract]
Summary of changes in equity method investment
	December 31,
	2015	2016

Beginning balance	$-	$1,228,269
Acquisitions	307,996	-
Equity method investment losses	(66,970)	(138,124)
Fair value adjustment of retained noncontrolling investment	985,586	-
Exchange difference	1,657	(71,136)
Ending balance	$1,228,269	$1,019,009